Basis of consolidation and Presentation - Summary of Company's Main Operating Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Badurey S A [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Holding
Country of Incorporation	Uruguay
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
BD Travelsolution, S. de R.L. de C.V. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Mexico
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
BDTP Venture, Inc. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	United States
Noncontrolling Interest Ownership Percentage	0.00%	100.00%
Beda Transportation, Inc.[member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	United States
Noncontrolling Interest Ownership Percentage	0.00%	100.00%
Beda Travel & Tours, Inc. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	United States
Noncontrolling Interest Ownership Percentage	0.00%	100.00%
Beda Travel, Inc. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Holding
Country of Incorporation	United States
Noncontrolling Interest Ownership Percentage	0.00%	100.00%
Click Hoteles.com, LLC [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Holding
Country of Incorporation	United States
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Decolar.com Ltda. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Brazil
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Decolar.com, Inc.[member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Holding
Country of Incorporation	United States
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Despegar Colombia S.A.S. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Colombia
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
DespegarEcuador S.A. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Ecuador
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Despegar Servicios, S.A. de C.V. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Mexico
Noncontrolling Interest Ownership Percentage	0.00%	100.00%
Despegar.com Chile SpA [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Chile
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Despegar.com Mexico S.A. de C.V. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Mexico
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Despegar.com Peru S.A.C. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Peru
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Despegar.com USA, Inc. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	United States
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Despegar.com.ar S.A. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Argentina
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
DFinance Holding Ltda. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Holding
Country of Incorporation	Brazil
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Holidays S.A. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Uruguay
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Jamiray International S.A. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Uruguay
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Koin Administradora de Cartões e Meios de Pagamento S.A. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Brazil
Noncontrolling Interest Ownership Percentage	84.00%	84.00%
Rivamor S.A. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Holding
Country of Incorporation	Uruguay
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Satylca S.C.A. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Holding
Country of Incorporation	Uruguay
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Servicios Online 3351 de Venezuela C.A. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Venezuela
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
South Net Chile, LTDA [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Chile
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
South Net Travel, Inc. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	United States
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
South Net Turismo Colombia, S.A. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Colombia
Noncontrolling Interest Ownership Percentage	0.00%	100.00%
South Net Turismo Perú S.R.L. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Peru
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
South-Net Turismo Brasil, LTDA [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Brazil
Noncontrolling Interest Ownership Percentage	0.00%	100.00%
South-Net Turismo S.A.U.[member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Argentina
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Tecnobelt S.A. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Uruguay
Noncontrolling Interest Ownership Percentage	0.00%	100.00%
Transporturist, S.A. de C.V. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Mexico
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Travel Reservations S.R.L. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Uruguay
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Viaceco Travel, S.A. de C.V. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Mexico
Noncontrolling Interest Ownership Percentage	0.00%	100.00%
Viajes Beda, S.A. de C.V. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Mexico
Noncontrolling Interest Ownership Percentage	100.00%	100.00%
Viajes Despegar.com O.N.L.I.N.E. S.A. [member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Type	Operating
Country of Incorporation	Costa Rica
Noncontrolling Interest Ownership Percentage	100.00%	100.00%